Interest income and expense (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended												For the six months ended
	April 30, 2023				January 31, 2023				April 30, 2022				April 30, 2023				April 30, 2022
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$12,463		$9,357		$11,897		$8,545		$6,654		$2,581		$24,360		$17,902		$12,804		$4,650
Measured at FVOCI (1)	921		–		813		–		261		–		1,734		–		442		–
	13,384		9,357		12,710		8,545		6,915		2,581		26,094		17,902		13,246		4,650
Other	486	(2)	47	(3)	446	(2)	42	(3)	177	(2)	38	(3)	932	(2)	89	(3)	309	(2)	88	(3)
Total	$13,870		$9,404		$13,156		$8,587		$7,092		$2,619		$27,026		$17,991		$13,555		$4,738
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended April 30, 2023 – $29 (January 31, 2023 – $26; April 30, 2022 – $26) and for the six months ended April 30, 2023 – $55 (April 30, 2022 – $53).